Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Tax treatment of distributions

	December 31,
	2011	2010	2009
Ordinary income	$0.49	$0.69	$0.08
Long-term capital gain	0.07	0.03	0.54
Unrecapture section 1250 gain	0.21	0.01	0.05

	$0.77	$0.73	$0.67

Components of the provision for income tax

	December 31,
	2011	2010	2009
Income tax expense/(benefit)
Current
Federal	$463	$(3,510)	$(11,925)
State	552	977	(2,573)

Total current	1,015	(2,533)	(14,498)

Deferred
Federal	6,646	119	12,030
State	(90)	(119)	2,779

Total deferred	6,556	—	14,809

Total income tax expense/(benefit)	$7,571	$(2,533)	$311

Classification of income tax (benefit)/expense
Continuing operations	$(5,647)	$(2,533)	$311
Discontinued operations	13,218	—	—

Components of TRS deferred tax assets and liabilities

	2011	2010	2009
Deferred tax assets:
Federal and state tax attributes	$24,524	$33,053	$20,239
Book/tax depreciation	10,045	9,708	3,946
Construction capitalization differences	5,948	5,235	3,045
Investment in partnerships	3,618	3,346	4,711
Debt and interest deductions	—	10,784	8,175
Other	999	586	285

Total deferred tax assets	45,134	62,712	40,401
Valuation allowance	(45,134)	(55,516)	(33,554)

Net deferred tax assets	—	7,196	6,847

Deferred tax liabilities:
Other	—	(640)	(291)

Total deferred tax liabilities	—	(640)	(291)

Net deferred tax asset	$—	$6,556	$6,556

Income tax expense/(benefit)

	2011	2010	2009
Income tax expense/(benefit)
U.S. federal income tax expense/(benefit)	$11,715	$(16,006)	$(17,042)
State income tax provision/(benefit)	2,099	19	(1,391)
Other items	1,227	(5,100)	1,260
Valuation allowance	(7,470)	18,554	17,484

Total income tax expense/(benefit)	$7,571	$(2,533)	$311